Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2015 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Managed Retirement 2015 Fund-Class A
Expense Example:
1 year	$ 643
3 years	789
5 years	947
10 years	1,407
Fidelity Advisor Managed Retirement 2015 Fund-Class I
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	$ 579